LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Years Ended December 31,
	2020	2021	2022
Net loss attributable to ordinary shareholders	(456,533)	(669,810)	(416,878)
Weighted average number of ordinary shares-basic and diluted	164,786,631	165,866,901	166,634,121
Net loss per ordinary share-basic and diluted	(2.77)	(4.04)	(2.50)

Summary of share options and restricted share units outstanding excluded from calculation of diluted loss per share

	As of December 31,
	2020	2021	2022
Share options and Nonvested restricted share units	9,436,372	8,312,535	7,223,033